Filed Pursuant to Rule 497(c)
1933 Act File No. 333-118634
1940 Act File No. 811-21625

INTREPID CAPITAL MANAGEMENT FUNDS TRUST

On behalf of Intrepid Capital Management Funds Trust (the "Trust") and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Income Fund, and Intrepid Disciplined Value Fund, which was filed pursuant to Rule 497(c) on February 3, 2020.  The purpose of this filing is to submit the 497(c) filing dated February 3, 2020 in XBRL for the Intrepid Capital Fund, Intrepid Endurance Fund, Intrepid Income Fund, and Intrepid Disciplined Value Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE